GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

Goodwill allocated to reportable segments as of December 31, 2012 and 2011 and changes in the carrying amount of goodwill during the years ended December 31, 2012 and 2011 are as follows:

	Wireless Segment (“Wireless”)	Analog, MEMS and Microcontrollers Sector (“AMM”)	Digital Segment (“Digital”)	Total
December 31, 2010	923	88	43	1,054
Business Combinations	—	10	—	10
Foreign currency translation	(2)	(3)	—	(5)
December 31, 2011	921	95	43	1,059
Business Combinations	—	1	—	1
Foreign currency translation	1	2	—	3
Impairment loss	(922)	—	—	(922)
December 31, 2012	—	98	43	141